Statement of Changes in Shareholders' Equity (USD $)	Total	Ordinary Stock	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Beginning Balance at Aug. 08, 2011
Beginning Balance, Shares at Aug. 08, 2011
Sale of ordinary shares to initial shareholder on October 5, 2011 at approximately $0.016 per share	25,000	25,000
Sale of ordinary shares to initial shareholder on October 5, 2011 at approximately $0.016 per share, Shares		1,533,333
Sale on March 26, 2012 of 4,000,000 units at $10 per unit (including 3,431,943 shares subject to possible redemption)	40,000,000	40,000,000
Sale on March 26, 2012 of 4,000,000 units at $10 per unit (including 3,431,943 shares subject to possible redemption), shares	4,000,000	4,000,000
Underwriters' discount and offering expenses	(2,459,600)	(2,459,600)
Sale on March 26, 2012 of 3,266,667 private placement warrants at $0.75 per warrant	2,450,000		2,450,000
Warrant liability recorded on March 26, 2012	(5,450,000)	(3,000,000)	(2,450,000)
Proceeds subject to possible redemption of 3,288,757 ordinary shares at redemption value	(33,380,888)	(29,565,390)		(3,815,498)
Proceeds subject to possible redemption of 3,288,757 ordinary shares at redemption value, Shares	(3,431,943)	(3,288,757)
Forfeiture of 200,000 ordinary shares in connection with the underwriters' election to not exercise the overallotment option	200,000	(200,000)
Net income attributable to ordinary shares not subject to redemption	3,815,498			3,815,498
Balances, July 31, 2012 at Jul. 31, 2012	$ 5,000,010	$ 5,000,010
Balances, July 31, 2012, Shares at Jul. 31, 2012		2,044,576